INTEREST-BEARING LOANS AND BORROWINGS (Schedule of movement in term loan) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of liabilities [line items]
Payment-in-kind (PIK) Interest	$ (11,399)	$ (3,247)	$ 0
Non-cash loan modification gain	1,706	3,567	0
Extinguishment of old loan (IFRS 9 derecognition)	0	0	10,050
Initial recognition of new term loan	(15,000)	(30,176)	(5,000)
Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(91,263)
Balance at end of the period	(19,650)	(91,263)
Term Loan [Member] | Non-current liability [Member]
Disclosure of fair value measurement of liabilities [line items]
Balance at January 1	(72,391)	(40,109)
Drawdowns under old loan (pre‑extinguishment)	(10,000)	(30,500)
Loan drawdown costs (pre‑extinguishment)	339	325
Payment-in-kind (PIK) Interest	(11,399)	(3,291)
Accretion interest	(2,646)	(2,355)
Non-cash loan modification gain	1,706	3,567
Extinguishment of old loan (IFRS 9 derecognition)	93,323	0
Initial recognition of new term loan	(101,947)	0
Loan drawdown under new term loan	(5,000)
Derivative financial asset at date of drawdown	0	(28)
Balance at end of the period	$ (108,015)	$ (72,391)	$ (40,109)